Basis of preparation and new accounting standards, interpretations and amendments (Details) - GBP (£) £ in Billions	Mar. 11, 2024	Jan. 31, 2023	Sep. 30, 2024
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities			£ 7.7
GasT TopCo Limited
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in associate	20.00%	40.00%
Fixed interest rate bonds
Disclosure of detailed information about borrowings [line items]
Notional amount			£ 1.8